Parent company only condensed financial information	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Parent company only condensed financial information
2 8 .	Parent company only condensed financial information
The condensed financial information of the Company has been prepared in accordance with SEC Regulation
S-X
Rule
5-04
and Rule
12-04,
using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries.
Condensed balance sheets (In thousands, except for share and per share data)

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$ Note 2 (f)
ASSETS
Current assets:
Cash and cash equivalents	69,194	7,608	1,093
Prepayments and other current assets	138,325	224	32
Amounts due from subsidiaries of the Company	631,414	631,080	90,648
Amounts due from related parties	146,765	—	—

Total current assets	985,698	638,912	91,773

Non-current assets:
Investment in subsidiaries	58,960	—	—
Long-term investments	17,564	13,445	1,931

Total non-current assets	76,524	13,445	1,931

TOTAL ASSETS	1,062,222	652,357	93,704

LIABILITIES
Current liabilities:
Amounts due to subsidiaries of the Company	—	444,316	63,822
Accrued expenses and other liabilities	4,946	10,531	1,512

Total current liabilities	4,946	454,847	65,334

Non-current liabilities:
Consideration payable for acquisition	—	7,982	1,147
Total non-current liabilities	—	7,982	1,147

TOTAL LIABILITIES	4,946	462,829	66,481

Commitments and contingencies (Note 2 5 )
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares (US$ 0.000125 par value per share; 348,217,505 shares authorized as of December 31, 2018 and 2019; 213,811,958 and 244,499,207 shares outstanding as of December 31, 2018 and 2019)	185	212	30
Class B Ordinary Shares (US$ 0.000125 par value per share; 51,782,495 shares authorized as of December 31, 2018 and 2019; 51,782,495 and 50,939,520 shares outstanding as of December 31, 2018 and 2019)	43	42	6
Additional paid-in capital	1,896,993	1,977,365	284,030
Accumulated other comprehensive income	31,014	42,890	6,161
Accumulated deficit	(870,959)	(1,830,981)	(263,004)

TOTAL SHAREHOLDERS’ EQUITY	1,057,276	189,528	27,223

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,062,222	652,357	93,704

Condensed statements of operations and comprehensive income (In thousands)

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$ Note 2 (f)
Operating expenses:
Sales and marketing expenses	(3,067)	(11,137)	(2,772)	(398)
General and administrative expenses	(32,671)	(107,158)	(204,810)	(29,419)
Research and development expenses	(3,258)	(18,675)	(3,247)	(466)

Total operating expenses	(38,996)	(136,970)	(210,829)	(30,283)

Change in fair value of convertible loans	(7,042)	(9,553)	—	—
Equity in (loss)/gain of subsidiaries	(38,214)	141,454	(694,808)	(99,806)
Share of loss from equity method investments	—	(1,689)	(5,972)	(858)
Other (expense)/income, net	(78)	8,929	(1,318)	(189)
Interest income from related parties	—	—	7,032	1,010

(Loss)/income before income tax expense	(84,330)	2,171	(905,895)	(130,126)

Income tax expense			—	—
Net income	(84,330)	2,171	(905,895)	(130,126)

Other comprehensive income:
Foreign currency translation adjustments net of nil tax	311	30,173	11,876	1,706

Total other comprehensive income	311	30,173	11,876	1,706

Total comprehensive (loss)/income	(84,019)	32,344	(894,019)	(128,420)

Condensed statements of cash flows (In thousands)

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$ Note 2 (f)
Net cash used in operating activities	(972)	(9,529)	(7,261)	(1,044)
Cash flows from investing activities:
Net cash advances to subsidiaries	(52,274)	(579,141)	(203,956)	(29,296)
Net cash advances to Jimu Group	—	(146,765)	—	—
Loan provided to a third party	—	(137,264)	—	—
Purchase of long-term investments	—	(19,259)	—	—
Collection of cash advance from Jimu Group	—	—	20,603	2,959
Collection of loan from a third party	—	—	135,296	19,434
Purchase of Infrarisk, net of cash acquired (Note 4)	—	—	(3,650)	(524)
Investment in a subsidiary	—	—	(5,196)	(746)

Net cash used in investing activities	(52,274)	(882,429)	(56,903)	(8,173)

Cash flows from financing activities:			—	—
Proceeds from issuance of convertible loans	235,231	21,730	—	—
Contribution from Jimu Group and shareholders	11	—	—	—
Proceeds from issuance of Pre-IPO Preferred Shares	—	410,286	—	—
Proceeds from initial public offering and followed offering, net of underwriting discount and commissions	—	316,451	—	—
Proceeds from exercise of Share-based options	—	—	26	4

Net cash provided by financing activities	235,242	748,467	26	4

Effect of exchange rate changes on cash, cash equivalents	311	30,378	2,552	367

Net increase/(decrease) in cash, cash equivalents	182,307	(113,113)	(61,586)	(8,846)

Cash and cash equivalents at beginning of the year	—	182,307	69,194	9,939

Cash and cash equivalents at end of the year	182,307	69,194	7,608	1,093